Derivatives and Hedging (Tables)	3 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of key terms of the interest rate swap

Notional amount (in $ millions)	Period	Fixed Interest rate
$600	March 2022 to March 2025	2.0725%